Accounting policies - Levels 2 and 3 FV Assets (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Financial assets	$ 1,361,558	$ 1,285,120
Fair value
Financial instruments
Financial assets	540,023	548,133
Fair value | Level 2
Financial instruments
Financial assets	303,217	235,099
Fair value | Level 3
Financial instruments
Financial assets	1,565	251	$ 172	$ 219
Fair value | Level 2 and 3
Financial instruments
Financial assets	304,782	235,350
Debt and equity instruments | Fair value | Level 3
Financial instruments
Financial assets			172	$ 219
Trading derivative assets | Fair value | Level 3
Financial instruments
Financial assets	794	251
Debt instruments.
Financial instruments
Financial assets	317,124	323,452
Equity instruments.
Financial instruments
Financial assets	2,884	3,357
Loans and advances to credit institutions
Financial instruments
Financial assets	145,366	105,209
Loans and advances to customers
Financial instruments
Financial assets	676,636	615,038
Loans and advances to customers | Fair value | Level 3
Financial instruments
Financial assets	771
Financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	267,524
Financial assets at fair value through profit or loss category | Fair value | Level 2
Financial instruments
Financial assets	156,872
Financial assets at fair value through profit or loss category | Fair value | Level 3
Financial instruments
Financial assets	794
Financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	157,666
Financial assets at fair value through profit or loss category | Debt and equity instruments | Fair value | Level 2
Financial instruments
Financial assets	3,588
Financial assets at fair value through profit or loss category | Debt and equity instruments | Fair value | Level 2 and 3
Financial instruments
Financial assets	3,588
Financial assets at fair value through profit or loss category | Interest rate options | Fair value | Level 2
Financial instruments
Financial assets	1,450
Financial assets at fair value through profit or loss category | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets	1,450
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 2
Financial instruments
Financial assets	49
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial assets	49
Financial assets at fair value through profit or loss category | Market index options, Best of options (Basket) | Fair value | Level 2
Financial instruments
Financial assets	2
Financial assets at fair value through profit or loss category | Market index options, Best of options (Basket) | Fair value | Level 2 and 3
Financial instruments
Financial assets	2
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 2
Financial instruments
Financial assets	36
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 2 and 3
Financial instruments
Financial assets	36
Financial assets at fair value through profit or loss category | Market index options, Asian (Quanto) | Fair value | Level 2
Financial instruments
Financial assets	11
Financial assets at fair value through profit or loss category | Market index options, Asian (Quanto) | Fair value | Level 2 and 3
Financial instruments
Financial assets	11
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 2
Financial instruments
Financial assets	1,192
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 3
Financial instruments
Financial assets	44
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets	1,236
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial assets	1,192
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 3
Financial instruments
Financial assets	44
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial assets	1,236
Financial assets at fair value through profit or loss category | Debt instruments.
Financial instruments
Financial assets	110,222
Financial assets at fair value through profit or loss category | Equity instruments.
Financial instruments
Financial assets	2,349
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 2
Financial instruments
Financial assets	142,977
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 3
Financial instruments
Financial assets	222
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial assets	143,199
Financial assets at fair value through profit or loss category | Index and securities futures | Fair value | Level 2
Financial instruments
Financial assets	936
Financial assets at fair value through profit or loss category | Index and securities futures | Fair value | Level 2 and 3
Financial instruments
Financial assets	936
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial assets	6,680
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 3
Financial instruments
Financial assets	528
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial assets	7,208
Financial assets held for trading category | Fair value
Financial instruments
Financial assets		315,570
Financial assets held for trading category | Fair value | Level 2
Financial instruments
Financial assets		167,535
Financial assets held for trading category | Fair value | Level 3
Financial instruments
Financial assets		251
Financial assets held for trading category | Fair value | Level 2 and 3
Financial instruments
Financial assets		167,786
Financial assets held for trading category | Debt and equity instruments | Fair value | Level 2
Financial instruments
Financial assets		2,593
Financial assets held for trading category | Debt and equity instruments | Fair value | Level 2 and 3
Financial instruments
Financial assets		2,593
Financial assets held for trading category | Interest rate options | Fair value | Level 2
Financial instruments
Financial assets		1,339
Financial assets held for trading category | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets		1,339
Financial assets held for trading category | Market index options | Fair value | Level 2
Financial instruments
Financial assets		581
Financial assets held for trading category | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial assets		581
Financial assets held for trading category | Market index options, European options | Fair value | Level 2
Financial instruments
Financial assets		548
Financial assets held for trading category | Market index options, European options | Fair value | Level 2 and 3
Financial instruments
Financial assets		548
Financial assets held for trading category | Market index options, Asian (Single underlying Quanto) | Fair value | Level 2
Financial instruments
Financial assets		18
Financial assets held for trading category | Market index options, Asian (Single underlying Quanto) | Fair value | Level 2 and 3
Financial instruments
Financial assets		18
Financial assets held for trading category | Market index options, Best of options (Basket) | Fair value | Level 2
Financial instruments
Financial assets		15
Financial assets held for trading category | Market index options, Best of options (Basket) | Fair value | Level 2 and 3
Financial instruments
Financial assets		15
Financial assets held for trading category | Exchange rate options | Fair value | Level 2
Financial instruments
Financial assets		1,885
Financial assets held for trading category | Exchange rate options | Fair value | Level 3
Financial instruments
Financial assets		172
Financial assets held for trading category | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets		2,057
Financial assets held for trading category | Exchange rate options, American forwards | Fair value | Level 2
Financial instruments
Financial assets		23
Financial assets held for trading category | Exchange rate options, American forwards | Fair value | Level 2 and 3
Financial instruments
Financial assets		23
Financial assets held for trading category | Exchange rate options, American Barrier and Touch options | Fair value | Level 2
Financial instruments
Financial assets		39
Financial assets held for trading category | Exchange rate options, American Barrier and Touch options | Fair value | Level 2 and 3
Financial instruments
Financial assets		39
Financial assets held for trading category | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial assets		1,823
Financial assets held for trading category | Exchange rate options, European options | Fair value | Level 3
Financial instruments
Financial assets		172
Financial assets held for trading category | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial assets		1,995
Financial assets held for trading category | Debt instruments.
Financial instruments
Financial assets		147,747
Financial assets held for trading category | Equity instruments.
Financial instruments
Financial assets		2,562
Financial assets held for trading category | Swaps | Fair value | Level 2
Financial instruments
Financial assets		155,799
Financial assets held for trading category | Swaps | Fair value | Level 3
Financial instruments
Financial assets		23
Financial assets held for trading category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial assets		155,822
Financial assets held for trading category | Index and securities futures | Fair value | Level 2
Financial instruments
Financial assets		93
Financial assets held for trading category | Index and securities futures | Fair value | Level 2 and 3
Financial instruments
Financial assets		93
Financial assets held for trading category | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial assets		5,245
Financial assets held for trading category | Exchange rate futures | Fair value | Level 3
Financial instruments
Financial assets		56
Financial assets held for trading category | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial assets		5,301
Other financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	107,425	51,705
Other financial assets at fair value through profit or loss category | Fair value | Level 2
Financial instruments
Financial assets	107,425	51,705
Other financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	107,425	51,705
Other financial assets at fair value through profit or loss category | Loans and advances to credit institutions
Financial instruments
Financial assets	98,332	46,087
Other financial assets at fair value through profit or loss category | Loans and advances to credit institutions | Fair value | Level 2
Financial instruments
Financial assets	98,332	46,087
Other financial assets at fair value through profit or loss category | Loans and advances to credit institutions | Fair value | Level 2 and 3
Financial instruments
Financial assets	98,332	46,087
Other financial assets at fair value through profit or loss category | Loans and advances to customers
Financial instruments
Financial assets	9,093	5,618
Other financial assets at fair value through profit or loss category | Loans and advances to customers | Fair value | Level 2
Financial instruments
Financial assets	9,093	5,618
Other financial assets at fair value through profit or loss category | Loans and advances to customers | Fair value | Level 2 and 3
Financial instruments
Financial assets	9,093	5,618
Financial assets at fair value through other comprehensive income category | Fair value
Financial instruments
Financial assets	155,789
Financial assets at fair value through other comprehensive income category | Fair value | Level 2
Financial instruments
Financial assets	29,635
Financial assets at fair value through other comprehensive income category | Fair value | Level 3
Financial instruments
Financial assets	771
Financial assets at fair value through other comprehensive income category | Fair value | Level 2 and 3
Financial instruments
Financial assets	30,406
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial instruments
Financial assets	154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Fair value | Level 2
Financial instruments
Financial assets	29,575
Financial assets at fair value through other comprehensive income category | Debt instruments. | Fair value | Level 2 and 3
Financial instruments
Financial assets	29,575
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Financial assets	535
Financial assets at fair value through other comprehensive income category | Equity instruments. | Fair value | Level 2
Financial instruments
Financial assets	60
Financial assets at fair value through other comprehensive income category | Equity instruments. | Fair value | Level 2 and 3
Financial instruments
Financial assets	60
Financial assets at fair value through other comprehensive income category | Loans and advances to customers
Financial instruments
Financial assets	771
Financial assets at fair value through other comprehensive income category | Loans and advances to customers | Fair value | Level 3
Financial instruments
Financial assets	771
Financial assets at fair value through other comprehensive income category | Loans and advances to customers | Fair value | Level 2 and 3
Financial instruments
Financial assets	771
Financial assets available for sale category | Fair value
Financial instruments
Financial assets		165,742
Financial assets available for sale category | Fair value | Level 2
Financial instruments
Financial assets		743
Financial assets available for sale category | Fair value | Level 2 and 3
Financial instruments
Financial assets		743
Financial assets available for sale category | Debt instruments.
Financial instruments
Financial assets		164,947	$ 154,318
Financial assets available for sale category | Debt instruments. | Fair value | Level 2
Financial instruments
Financial assets		675
Financial assets available for sale category | Debt instruments. | Fair value | Level 2 and 3
Financial instruments
Financial assets		675
Financial assets available for sale category | Equity instruments.
Financial instruments
Financial assets		795
Financial assets available for sale category | Equity instruments. | Fair value | Level 2
Financial instruments
Financial assets		68
Financial assets available for sale category | Equity instruments. | Fair value | Level 2 and 3
Financial instruments
Financial assets		68
Hedging derivatives category | Fair value
Financial instruments
Financial assets	9,285	15,116
Hedging derivatives category | Fair value | Level 2
Financial instruments
Financial assets	9,285	15,116
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial assets	9,285	15,116
Hedging derivatives category | Swaps | Fair value | Level 2
Financial instruments
Financial assets	4,174	12,727
Hedging derivatives category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial assets	4,174	12,727
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2
Financial instruments
Financial assets	5,111	2,389
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2 and 3
Financial instruments
Financial assets	$ 5,111	$ 2,389